Allowance for Doubtful Accounts	12 Months Ended
Sep. 27, 2013
Text Block [Abstract]
Allowance for Doubtful Accounts

5. ALLOWANCE FOR DOUBTFUL ACCOUNTS

The activity in the allowance for doubtful accounts related to accounts receivable is as follows (in thousands):

	Fiscal Years
	2013	2012	2011
Balance—beginning of year	$699	$657	$891
Provision (recoveries), net	(443)	42	(116)
Charge-offs	(61)	—	(118)

Balance—end of year	$195	$699	$657